Loans and Borrowings	12 Months Ended
Dec. 31, 2024
Loans And Borrowings
Loans and Borrowings

15.	Loans and Borrowings

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.23	Borrowing	Amortization	Interest paid	Interest accrued (3)	Exchange rate variation	12.31.24
Local currency
Working capital	Fixed / CDI	- (12.28% on 12.31.23)	-	777,528	-	(743,687)	(77,910)	44,069	-	-
Export credit facility	CDI	13.77% (13.26% on 12.31.23)	2.70	1,583,597	-	(470,000)	(166,081)	165,884	-	1,113,400
Debentures	CDI / IPCA	11.24% (10.94% on 12.31.23)	5.84	6,634,434	1,937,680	(978,268)	(538,822)	171,712	-	7,226,736

Fiscal incentives	Fixed	- (2.40% on 12.31.23)	-	6,604	76,498	(83,108)	(677)	683	-	-
				9,002,163	2,014,178	(2,275,063)	(783,490)	382,348	-	8,340,136

Foreign currency
Bonds	Fixed / FX USD	5.16% (5.15% on 12.31.23)	13.44	7,559,562	-	(105,735)	(484,110)	509,749	2,121,887	9,601,353
Export credit facility	Fixed /SOFR / FX USD	4.24% (5.49% on 12.31.23)	3.74	2,436,651	777	(1,204,148)	(219,661)	106,276	478,207	1,598,102
Advances for foreign exchange rate contracts	Fixed / FX USD	0% (7.10% on 12.31.23)	-	158,420	-	(152,900)	(10,972)	(2,466)	7,918	-
Working capital	Fixed / EIBOR3M + 1,8% FX TRY, AED and USD	10.62% (13.13% on 12.31.23)	1.07	938,752	329,807	(248,173)	(178,594)	140,620	218,545	1,200,957

				11,093,385	330,584	(1,710,956)	(893,337)	754,179	2,826,557	12,400,412
				20,095,548	2,344,762	(3,986,019)	(1,676,827)	1,136,527	2,826,557	20,740,548

Current				2,451,838						1,230,273
Non-current				17,643,710						19,510,275
(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.
(3)	lncludes interest amounts, monetary restatement of the principal coupon and mark-to-market for debts hedged with an annual balance of R$662,443, which are object to fair value hedge protection.

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.22	Reclassification (3)	Borrowing	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.23
Local currency
Working capital	Fixed / CDI	12.28% (10.72% on 12.31.22)	0.65	409,186	-	740,000	(390,582)	(37,352)	56,276	-	777,528
Certificate of agribusiness receivables	IPCA	10.86% (11.80% on 12.31.22)	-	999,646	-	-	(1,018,131)	(91,121)	109,606	-	-
Debentures	CDI / IPCA	10.94% (12.09% on 12.31.22)	5.75	5,940,146	-	-	-	(441,639)	1,135,927	-	6,634,434
Export credit facility	Fixed / CDI	13.26% (9.05% on 12.31.22)	3.67	3,613,555	(2,019,866)	-	-	(234,038)	223,946	-	1,583,597

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.22)	-	5,286	-	100,195	(98,877)	(832)	832	-	6,604
				10,967,819	(2,019,866)	840,195	(1,507,590)	(804,982)	1,526,587	-	9,002,163

Foreign currency
Bonds	Fixed / FX USD and EUR	5.15% (4.91% on 12.31.22)	14.30	11,902,290	-	-	(3,672,960)	(606,725)	663,684	(726,727)	7,559,562
Export credit facility	Fixed / LIBOR / FX USD	5.49% (7.10% on 12.31.22)	3.23	132,887	2,019,866	1,006,496	(534,993)	(156,178)	126,784	(158,211)	2,436,651
Advances for foreign exchange rate contracts	Fixed / FX USD	7.10% (0.00% on 12.31.22)	0.23	-	-	306,684	(153,684)	(4,304)	19,122	(9,398)	158,420
Working capital	Fixed / FX TRY and USD	13.13% (16.83% on 12.31.22)	1.84	514,004	-	1,683,112	(1,020,713)	(107,636)	122,454	(252,469)	938,752

				12,549,181	2,019,866	2,996,292	(5,382,350)	(874,843)	932,044	(1,146,805)	11,093,385
				23,517,000	-	3,836,487	(6,889,940)	(1,679,825)	2,458,631	(1,146,805)	20,095,548

Current				3,879,874							2,451,838
Non-current				19,637,126							17,643,710
(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.
(3)	The Company, in order to improve the presentation of the financial statements, reclassified the export credit facility issued in Reais (R$) simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars (US$).

The maturity schedule of the loans and borrowings is presented on note 23.1.

On December 31, 2024 and on December 31, 2023, the Company did not have any financial covenant clauses related to its loans and borrowings agreements.

15.1	Issuance of debentures

On June 27, 2024, the Company settled its fifth issuance of simple, non-convertible into shares, unsecured debentures, in three series as shown in the table below, for private placement, in the total amount of R$ 2,000,000.

The debentures were subject to Private Placement with ECO Securitizadora de Direitos Creditórios do Agronegócio S.A. (“Securitization Company”), in the context of its 332nd issuance of agribusiness receivables certificates, in three series, backed by agribusiness credit rights arising from the debentures, for public distribution.

12.31.24
Operation	Series	Issue date	Maturity	Rate	Notional	Updated Value

Debenture - 5th Issue	1st Series	06.27.24	06.14.29	CDI +0.8% p.a.	140,000	136,766
Debenture - 5th Issue	2nd Series	06.27.24	06.13.31	12.9% p.a.	925,000	789,811
Debenture - 5th Issue	3rd Series	06.27.24	06.14.34	IPCA +7.2% p.a.	935,000	838,970
					2,000,000	1,765,547

The issuances costs of R$62,320 are recognized on the statement of income over the term of the debt according to the effective interest rate method.

15.2	Guarantees

On December 31, 2024, the amount of bank guarantees contracted by the Company was of R$195,798 (R$207,006 as of December 31, 2023) which were offered mainly in litigations involving the Company’s use of tax credits. These guarantees have an average cost of 1.63% p.a. (1.64% p.a. as of December 31, 2023). Guarantees for the mortgage of assets linked to tax incentives were nil at 12.31.24 (R$6,604 as of December 31, 2023).

15.3	Advanced amortization

In 2024, early repayments totaled the principal amount of R$2,213,301 and R$92,341 in interest and others, as a result of the execution of a gross debt reduction program focused on the prepayment of debts with original maturity in the first years and with a higher financial burden.

This amount was allocated mainly to: (i)R$978,268 in principal and R$40,685 in interest and others in Debentures and CRA; (ii) R$105,735 in principal, R$574 in interest and others, and R$1,212 in premium on the repurchase of Bonds 2026 and 2030; (iii) R$1,129,298 in principal and R$52,294 in interest and other amounts in bilateral lines.